Offerings	Jul. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, one right, and one redeemable warrant (each warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share)
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	11,500,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Includes 11,500,000 units, including 10,000,000 units to be issued in the offering up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of 11,500,000 Class A ordinary shares, 11,500,000 rights and 11,500,000 redeemable warrants. Each right entitles the holder to receive one-fifth of one Class A ordinary share.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	11,500,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Includes 11,500,000 units, including 10,000,000 units to be issued in the offering up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of 11,500,000 Class A ordinary shares, 11,500,000 rights and 11,500,000 redeemable warrants. Each right entitles the holder to receive one-fifth of one Class A ordinary share.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the units
Amount Registered | shares	11,500,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Includes 11,500,000 units, including 10,000,000 units to be issued in the offering up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of 11,500,000 Class A ordinary shares, 11,500,000 rights and 11,500,000 redeemable warrants. Each right entitles the holder to receive one-fifth of one Class A ordinary share.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the Warrants included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 132,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,263.72
Offering Note	Includes 11,500,000 units, including 10,000,000 units to be issued in the offering up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of 11,500,000 Class A ordinary shares, 11,500,000 rights and 11,500,000 redeemable warrants. Each right entitles the holder to receive one-fifth of one Class A ordinary share.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the rights included as part of the units
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 23,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,176.30